Goodwill - Summary of Movement in Goodwill by Reportable Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 134,008
Impairment of goodwill recognized during the year	0	$ 21,673
Ending balance	135,186	134,008
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	(21,673)
Impairment of goodwill recognized during the year		21,673
Foreign currency translation	(2,641)
Ending balance	(24,314)	(21,673)
Accumulated impairment [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	(21,673)
Impairment of goodwill recognized during the year		21,673
Foreign currency translation	(2,641)
Ending balance	(24,314)	(21,673)
Gross carrying value [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	155,681	76,242
Goodwill arising on acquisitions	(92)	82,127
Foreign currency translation	3,911	(2,688)
Ending balance	159,500	155,681
Gross carrying value [member] | WNS global BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	129,878	46,503
Goodwill arising on acquisitions	(92)	82,127
Foreign currency translation	767	1,248
Ending balance	130,553	129,878
Gross carrying value [member] | WNS Auto Claims BPM [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	25,803	29,739
Foreign currency translation	3,144	(3,936)
Ending balance	$ 28,947	$ 25,803